Inventories - Schedule of Inventory (Detail) - Successor [Member] - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Finished products	$ 312.3	$ 323.7	$ 329.3
Semi-finished products	91.9	81.3	90.2
Raw materials and supplies	150.8	133.3	130.7
Inventories	$ 555.0	$ 538.3	$ 550.2